Leases - The Group as a Lessee - Summary of Quantitative Information About Right-Of-Use Assets (Detail) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Beginning of financial year	$ 15,419
End of financial year	11,475	$ 15,419
Current	4,104	4,439
Non-current	8,339	12,452
Lease liabilities	12,443	16,891
Interest expense on lease liabilities	648	742		$ 727
Short-term lease expense	112	94		68
Low-value lease expense	52	61		28
Total	164	155		96
Gross carrying amount [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning of financial year	24,858	22,832
Additions	813	2,754
Expiration of leases	(702)	(1,696)
Shorten of leases	(198)	0
Acquisition of subsidiaries	0	1,003
Currency revaluation adjustments	(381)	(35)
End of financial year	24,390	24,858		22,832
Accumulated amortization and depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning of financial year	9,439	6,797
Depreciation charge	4,556	4,330
Impairment	0	8
Expiration of leases	(702)	(1,696)
Shorten of leases	(153)	0
Currency revaluation adjustments	(225)	0	[1]
End of financial year	$ 12,915	$ 9,439		$ 6,797

[1]	Less than $1,000